Shareholder Report, Average Annual Return (Details) 194325_The Kinetics Spin-off and Corporate Restructuring Fund_Advisor Class A_TSR Annual {Advisor Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	(24.13%)	17.23%	13.76%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	(19.50%)	18.62%	14.43%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%